Income Tax - Schedule of components of the Company's deferred tax assets for federal income taxes (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforwards	$ 1,355,370	$ 261,570
Accruals and other	246,023	64,374
Capitalized research and development expenditures	19,853	25,528
Research and development tax credits	124,886	6,606
Lease liabilities	40,967
Share-based compensation	11,706
Total deferred tax assets	1,798,804	358,078
Less: valuation allowance	(1,759,255)	$ (358,078)
Deferred tax asset, net of valuation allowance	39,548
Deferred tax liabilities:
Depreciation and amortization	(2,983)
Right-of-use assets	(36,565)
Total deferred tax liabilities	$ (39,548)